UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Silverback Asset Management, LLC

Address:  1414 Raleigh Road, Suite 250
          Chapel Hill, NC 27517


13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  (919) 969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen      Chapel Hill, North Carolina      November 14, 2008
---------------------  -----------------------------     ------------------
     [Signature]               [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:       99

Form 13F Information Table Value Total: $507,052
                                       (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13-F File Number       Name
---    ---------------------       -------------------------

 1      028-12814                  Investcorp Silverback Arbitrage Master
                                   Fund Limited


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2008

COLUMN 1                     COLUMN  2        COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                             TITLE OF                    VALUE      SHRS OR  SH/ PUT/   INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP     (X$1000)    PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED  NONE
2020 CHINACAP ACQUIRCO INC   COM              90212G109     689      95,200  SH       Shared-Defined    1         95,200
2020 CHINACAP ACQUIRCO INC   *W EXP 11/08/201 90212G117     652      90,000  SH       Shared-Defined    1         90,000
ADVANCED MEDICAL OPTICS INC  NOTE 2.500% 7/1  00763MAG3   2,208   2,500,000  PRN      Shared-Defined    1      2,500,000
ADVANCED TECHNOLOGY ACQU COR *W EXP 06/18/201 007556111     906     120,000  SH       Shared-Defined    1        120,000
ALTERNATIVE ASSET MGMT ACQU  COM              02149U101   2,440     271,100  SH       Shared-Defined    1        271,100
ALTERNATIVE ASSET MGMT ACQU  *W EXP 08/01/201 02149U119     495      55,000  SH       Shared-Defined    1         55,000
AMERICAN INTL GROUP INC      COM              026874107     435     130,670  SH       Shared-Defined    1        130,670
AMGEN INC                    NOTE 0.125% 2/0  031162AN0  36,821  40,000,000  PRN      Shared-Defined    1     40,000,000
ARCHER DANIELS MIDLAND CO    UNIT 99/99/9999  039483201   6,367     210,000  SH       Shared-Defined    1        210,000
ARVINMERITOR INC             NOTE 4.625% 3/0  043353AF8   3,349   4,000,000  PRN      Shared-Defined    1      4,000,000
ATHEROGENICS INC             NOTE 1.500% 2/0  047439AD6   1,226  11,000,000  PRN      Shared-Defined    1     11,000,000
BRISTOW GROUP INC            NOTE 3.000% 6/1  110394AC7   5,072   6,000,000  PRN      Shared-Defined    1      6,000,000
CAPITOL ACQUISITION CORP DEL COM              14055E104   1,075     119,400  SH       Shared-Defined    1        119,400
CAPITOL ACQUISITION CORP DEL *W EXP 11/08/201 14055E112     810      90,000  SH       Shared-Defined    1         90,000
CARNIVAL CORP                NOTE 10/2        143658AS1   6,181   9,500,000  PRN      Shared-Defined    1      9,500,000
CARNIVAL CORP                DBCV 4/2         143658AV4  14,613  23,000,000  PRN      Shared-Defined    1     23,000,000
CARRIZO OIL & CO INC         NOTE 4.375% 6/0  144577AA1   6,964   9,500,000  PRN      Shared-Defined    1      9,500,000
CATERPILLAR INC DEL          COM              149123101     596      10,000  SH       Shared-Defined    1         10,000
CELL THERAPEUTICS INC        NOTE 4.000% 7/0  150934AF4     171   1,900,000  PRN      Shared-Defined    1      1,900,000
CELL THERAPEUTICS INC        NOTE 7.500% 4/3  150934AK3     138   1,250,000  PRN      Shared-Defined    1      1,250,000
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9   8,341  35,884,000  PRN      Shared-Defined    1     35,884,000
CHESAPEAKE ENERGY CORP       NOTE 2.500% 5/1  165167CA3   6,761   7,000,000  PRN      Shared-Defined    1      7,000,000
CHESAPEAKE ENERGY CORP       NOTE 2.250%12/1  165167CB1   5,516   8,000,000  PRN      Shared-Defined    1      8,000,000
CMS ENERGY CORP              NOTE 3.375% 7/1  125896AY6   9,792   8,150,000  PRN      Shared-Defined    1      8,150,000
COLUMBUS ACQUISITION CORP    *W EXP 05/18/201 198851115     509      67,000  SH       Shared-Defined    1         67,000
CONEXANT SYSTEMS INC         NOTE 4.000% 3/0  207142AH3   1,032   1,500,000  PRN      Shared-Defined    1      1,500,000
CV THERAPEUTICS INC          NOTE 2.750% 5/1  126667AF1  21,138  25,200,000  PRN      Shared-Defined    1     25,200,000
DEERE & CO                   COM              244199105     248       5,000  SH       Shared-Defined    1          5,000
DST SYS INC DEL              DBCV 3.625% 8/1  233326AD9  26,821  23,250,000  PRN      Shared-Defined    1     23,250,000
ENCORE CAP GROUP INC         NOTE 3.375% 9/1  292554AB8   5,162   6,100,000  PRN      Shared-Defined    1      6,100,000
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1  29264FAA4   4,522   5,500,000  PRN      Shared-Defined    1      5,500,000
EVERGREEN SOLAR INC          NOTE 4.000% 7/1  30033RAC2   2,388   3,932,000  PRN      Shared-Defined    1      3,932,000
FREEPORT-MCMORAN COPPER & GO PFD CONV         35671D782   2,125      25,000  SH       Shared-Defined    1         25,000
GENERAL MTRS CORP            DEB SR CV C 33   370442717   5,458     620,000  SH       Shared-Defined    1        620,000
GLOBAL CONSUMER ACQST CORP   COM              378983100   1,846     200,000  SH       Shared-Defined    1        200,000
GLOBAL CONSUMER ACQST CORP   *W EXP 11/27/201 378983118   1,569     170,000  SH       Shared-Defined    1        170,000
GOLDEN POND HEALTHCARE INC   COM              38116J109     360      50,000  SH       Shared-Defined    1         50,000
GOLDEN POND HEALTHCARE INC   *W EXP 11/06/201 38116J117     360      50,000  SH       Shared-Defined    1         50,000
GSC ACQUISITION COMPANY      COM              40053G106   2,494     265,300  SH       Shared-Defined    1        265,300
GSC ACQUISITION COMPANY      *W EXP 06/25/201 40053G114   1,142     121,500  SH       Shared-Defined    1        121,500
HARTFORD FINL SVCS GROUP INC COM              416515104     410      10,000  SH       Shared-Defined    1         10,000
HASBRO INC                   DBCV 2.750%12/0  418056AN7  23,387  14,500,000  PRN      Shared-Defined    1     14,500,000
HCC INS HLDGS INC            NOTE 1.300% 4/0  404132AB8  11,988  10,000,000  PRN      Shared-Defined    1     10,000,000
HICKS ACQUISITION CO I INC   COM              429086309   1,265     141,300  SH       Shared-Defined    1        141,300
HICKS ACQUISITION CO I INC   *W EXP 09/28/201 429086127     940     105,000  SH       Shared-Defined    1        105,000
HOLOGIC INC                  FRNT 2.000%12/1  436440AA9   6,672   9,000,000  PRN      Shared-Defined    1      9,000,000
ISHARES TR                   MSCI EMERG MKT   464287234   1,709      50,000  SH  CALL Shared-Defined    1         50,000
JAZZ TECHNOLOGIES INC        *W EXP 03/15/201 47214E110     140     191,500  SH       Shared-Defined    1        191,500
K V PHARMACEUTICAL CO        NOTE 2.500% 5/1  482740AC1  10,418  10,000,000  PRN      Shared-Defined    1     10,000,000
KBL HEALTHCARE ACQUIS CORP I COM              48241N107   1,769     240,000  SH       Shared-Defined    1        240,000
KBL HEALTHCARE ACQUIS CORP I *W EXP 07/18/201 48241N115   1,106     150,000  SH       Shared-Defined    1        150,000
KULICKE & SOFFA INDS INC     NOTE 0.875% 6/0  501242AT8   2,717   4,000,000  PRN      Shared-Defined    1      4,000,000
L-1 IDENTITY SOLUTIONS INC   NOTE 3.750% 5/1  50212AAB2     396     500,000  PRN      Shared-Defined    1        500,000
LEVEL 3 COMMUNICATIONS INC   NOTE 2.875% 7/1  52729NBA7   4,817   6,000,000  PRN      Shared-Defined    1      6,000,000
LIBERTY MEDIA CORP           DEB 3.250% 3/1   530715AR2   3,538   6,750,000  PRN      Shared-Defined    1      6,750,000
LINEAR TECHNOLOGY CORP       NOTE 3.125% 5/0  535678AD8  10,102  11,000,000  PRN      Shared-Defined    1     11,000,000
MANNKIND CORP                NOTE 3.750%12/1  56400PAA0   3,658   7,000,000  PRN      Shared-Defined    1      7,000,000
MASSEY ENERGY CO             NOTE 3.250% 8/0  576203AJ2   8,703  12,500,000  PRN      Shared-Defined    1     12,500,000
MEDIA & ENTMT HOLDINGS INC   COM              58439W108      89      11,900  SH       Shared-Defined    1         11,900
MEDIA & ENTMT HOLDINGS INC   *W EXP 03/09/201 58439W116   1,050     140,000  SH       Shared-Defined    1        140,000
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   9,395  12,000,000  PRN      Shared-Defined    1     12,000,000
MICRON TECHNOLOGY INC        NOTE 1.875% 6/0  595112AH6   2,253   4,500,000  PRN      Shared-Defined    1      4,500,000
NABORS INDS INC              NOTE 0.940% 5/1  629568AP1   7,259   8,000,000  PRN      Shared-Defined    1      8,000,000
NEKTAR THERAPEUTICS          NOTE 3.250% 9/2  640268AH1   1,416   2,539,000  PRN      Shared-Defined    1      2,539,000
NEWS CORP                    CL B             65248E203     122      10,000  SH       Shared-Defined    1         10,000
NTR ACQUISITION CO           COM              629415100     879      91,100  SH       Shared-Defined    1         91,100
NTR ACQUISITION CO           *W EXP 06/28/201 629415118   1,255     130,000  SH       Shared-Defined    1        130,000
ON SEMICONDUCTOR CORP        NOTE 2.625%12/1  682189AG0   8,220   9,500,000  PRN      Shared-Defined    1      9,500,000
OVERTURE ACQUISITION CORP    SHS              G6830P100   1,377     150,000  SH       Shared-Defined    1        150,000
OVERTURE ACQUISITION CORP    *W EXP 01/30/201 G6830P118   1,836     200,000  SH       Shared-Defined    1        200,000
PIER 1 IMPORTS INC           NOTE 6.375% 2/1  720279AH1   5,688   8,100,000  PRN      Shared-Defined    1      8,100,000
REINSURANCE GROUP AMER INC   PFD TR INC EQ    759351307  39,357     560,784  SH       Shared-Defined    1        560,784
RENAISSANCE ACQUISITION CORP COM              75966C305   1,032     186,000  SH       Shared-Defined    1        186,000
RENAISSANCE ACQUISITION CORP *W EXP 01/28/201 75966C115     984     177,300  SH       Shared-Defined    1        177,300
RICHARDSON ELECTRS LTD       NOTE 7.750%12/1  763165AE7   2,218   2,640,000  PRN      Shared-Defined    1      2,640,000
SANDISK CORP                 NOTE 1.000% 5/1  80004CAC5   3,204   4,000,000  PRN      Shared-Defined    1      4,000,000
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605     448      22,500  SH  CALL Shared-Defined    1         22,500
SEPRACOR INC                 NOTE 10/1        817315AW4  13,739  15,250,000  PRN      Shared-Defined    1     15,250,000
SPDR TR                      UNIT SER 1       78462F103  46,396     400,000  SH  CALL Shared-Defined    1        400,000
STANDARD MTR PRODS INC       SDCV 6.750% 7/1  853666AB1   1,478   1,608,000  PRN      Shared-Defined    1      1,608,000
TAILWIND FINL INC            COM              874023104     117      15,000  SH       Shared-Defined    1         15,000
TAILWIND FINL INC            *W EXP 04/11/201 874023112     971     125,000  SH       Shared-Defined    1        125,000
TEVA PHARMACEUTICAL FIN LLC  DBCV 0.250% 2/0  88163VAE9  12,301  12,000,000  PRN      Shared-Defined    1     12,000,000
TIME WARNER INC              COM              887317105  12,385     944,700  SH  PUT  Shared-Defined    1        944,700
TIME WARNER INC              COM              887317105     393      30,000  SH       Shared-Defined    1         30,000
TRANSFORMA ACQUISITION GROUP COM              89366E100   1,388     177,500  SH       Shared-Defined    1        177,500
TRANSFORMA ACQUISITION GROUP *W EXP 12/19/201 89366E118     412      52,700  SH       Shared-Defined    1         52,700
TRANS-INDIA ACQUISITION CORP *W EXP 02/08/201 893237115   1,440     187,500  SH       Shared-Defined    1        187,500
TRANSOCEAN SEDCO FOREX INC   NOTE 1.500%12/1  893830AV1  11,118  12,000,000  PRN      Shared-Defined    1     12,000,000
TRIPLECROWN ACQUISITION CORP COM              89677G109   2,664     301,000  SH       Shared-Defined    1        301,000
TRIPLECROWN ACQUISITION CORP *W EXP 10/22/201 89677G117   1,328     150,000  SH       Shared-Defined    1        150,000
UNION STREET ACQ CORP        COM              908536105   1,335     170,700  SH       Shared-Defined    1        170,700
UNION STREET ACQ CORP        *W EXP 02/05/201 908536113     974     124,500  SH       Shared-Defined    1        124,500
VICTORY ACQUISITION CORP     COM              92644D100     751      79,000  SH       Shared-Defined    1         79,000
VICTORY ACQUISITION CORP     *W EXP 04/24/201 92644D118     855      90,000  SH       Shared-Defined    1         90,000
WATSON PHARMACEUTICALS INC   DBCV 1.750% 3/1  942683AC7   5,664   6,000,000  PRN      Shared-Defined    1      6,000,000
XL CAP LTD                   CL A             G98255105   1,313      73,200  SH  CALL Shared-Defined    1         73,200
XL CAP LTD                   CL A             G98255105   7,593     423,250  SH       Shared-Defined    1        423,250
YELLOW ROADWAY CORP          NOTE 5.000% 8/0  985577AA3   1,832   2,350,000  PRN      Shared-Defined    1      2,350,000



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